Relationship with Parent and related entities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Parent net investment
As at beginning	$ 162,467	$ 135,797	$ 135,797	$ 309,998	$ 266,976
Glencore Investment tax loan	1,370	10,220	8,629	19,461	7,908
Glencore Australia Holdings working capital	(10,397)	(21,269)	5,646	(74,816)	6,402
Uncertain tax position	1,256	5,019	12,395	(118,846)	28,712
Net transactions with Parent	(7,771)	(6,030)	26,670	(174,201)	43,022
As at end	$ 154,696	$ 129,767	$ 162,467	$ 135,797	$ 309,998